     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 1, 1997

                                                       Registration No.  2-68607
                                                       Registration No. 811-3079

                       ----------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-4

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   / /
                      Pre-Effective Amendment No.   / /
                     Post-Effective Amendment No.  13   /X/

                                     AND/OR

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   / /
                              Amendment No. 9  /X/

                                    --------

                    MERRILL LYNCH VARIABLE ANNUITY ACCOUNT
                                       of
                         FAMILY LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)
                         FAMILY LIFE INSURANCE COMPANY
                              (Name of Depositor)
                                P.O. Box 149138
                           Austin, Texas  78714-9138
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (800) 925-6000

                          THEODORE A. FLERON, ESQUIRE
                   Senior Vice President and General Counsel
                         Family Life Insurance Company
                                 P.O.Box 149138
                            Austin, Texas 78714-9138
                    (Name and Address of Agent for Service)



It is proposed that this filing will become effective (check appropriate box) /X/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ /  on            , pursuant to paragraph (b) of Rule 485
/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /  on          , pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, an indefinite amount of securities has been registered under the Securities Act of 1933 by this Registration Statement.

This post-effective amendment is being filed solely to satisfy the requirements of Section 26(e)(2)(A) under the Investment Company Act of 1940.

The contents of Registrant's previously-filed registration statement, Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 of the Merrill Lynch Variable Annuity Account filed April 27, 1989 (File Nos. 2-68607, 811-3079), is incorporated by reference herein in its entirety.

The following undertaking is added to Part C, Undertakings:

Family Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Family Life Insurance Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Variable Annuity Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 13 to the Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Austin, State of Texas, on the 31st day of July, 1997.


ATTEST:                                     MERRILL LYNCH VARIABLE ANNUITY
                                            ACCOUNT
                                                             (Registrant)


/s/   Theodore A. Fleron                    By:  /s/ Roy F. Mitte
-----------------------------------             -------------------------------
Theodore A. Fleron                                    Roy F. Mitte
Senior Vice President and General Counsel             Chairman of the Board,
                                                       President and
                                                       Principal Executive
                                                       Officer


ATTEST:                                     FAMILY LIFE INSURANCE COMPANY
                                                     (Depositor)


/s/ Theodore A. Fleron                      By:  /s/ Roy F. Mitte
-----------------------------------------       -------------------------------
Theodore A. Fleron                                    Roy F. Mitte
Senior Vice President and General Counsel             Chairman of the Board,
                                                       President and Principal
                                                       Executive Officer


As required by the Securities Act of 1933, this Post-Effective Amendment No. 13 to the Registration Statement has been signed below by the following persons in the capacities indicated on July 31, 1997.

                 SIGNATURE                                                   TITLE
                 ---------                                                   -----
/s/ Roy F. Mitte                                     Chairman of the Board, President and
------------------------------                        Principal Executive Officer
Roy F. Mitte

/s/ James M. Grace                                   Director, Principal Financial Officer,
------------------------------                        and Principal Accounting Officer
James M. Grace


/s/ Theodore A. Fleron                               Director, Senior Vice President, and
------------------------------                        General Counsel
Theodore A. Fleron


/s/ Eugene E. Payne                                  Director
------------------------------
Eugene E. Payne

                 SIGNATURE                                      TITLE
                 ---------                                      -----
/s/ Steven P. Schmitt                                       Director
-----------------------------
Steven P. Schmitt


/s/ Jeffrey H. Demgen                                       Director
------------------------------
Jeffrey H. Demgen


/s/ Dale E. Mitte                                           Director
------------------------------
Dale E. Mitte